UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (4.7%)

Boeing Co. (The)	8,700	$1,104,378

General Dynamics Corp.	5,857	769,434

Honeywell International, Inc.	8,727	977,860

L-3 Communications Holdings, Inc.	5,343	633,146

Northrop Grumman Corp.	12,100	2,394,590

Raytheon Co.	6,200	760,306

Spirit AeroSystems Holdings, Inc. Class A(NON)	10,600	480,816

TransDigm Group, Inc.(NON)	1,700	374,578

United Technologies Corp.	12,010	1,202,201

		8,697,309
Airlines (1.4%)

Alaska Air Group, Inc.	5,200	426,504

American Airlines Group, Inc.	13,200	541,332

Southwest Airlines Co.	29,900	1,339,520

United Continental Holdings, Inc.(NON)	6,200	371,132

		2,678,488
Auto components (0.7%)

Goodyear Tire & Rubber Co. (The)	18,200	600,236

Lear Corp.	6,400	711,488

		1,311,724
Automobiles (0.5%)

Fiat Chrysler Automobiles NV (Italy)	18,100	145,886

General Motors Co.	25,300	795,179

		941,065
Banks (7.5%)

Bank of America Corp.	149,942	2,027,216

Citigroup, Inc.	41,357	1,726,655

JPMorgan Chase & Co.	83,827	4,964,235

KeyCorp	70,000	772,800

PNC Financial Services Group, Inc. (The)	7,900	668,103

Regions Financial Corp.	87,700	688,445

Wells Fargo & Co.	68,350	3,305,406

		14,152,860
Beverages (2.7%)

Coca-Cola Enterprises, Inc.	13,600	690,064

Dr. Pepper Snapple Group, Inc.	11,200	1,001,504

Molson Coors Brewing Co. Class B	11,479	1,104,050

PepsiCo, Inc.	21,520	2,205,370

		5,000,988
Biotechnology (3.6%)

AMAG Pharmaceuticals, Inc.(NON)	9,737	227,846

Amgen, Inc.	14,863	2,228,410

Biogen, Inc.(NON)	3,300	859,056

Celgene Corp.(NON)	11,100	1,110,999

Gilead Sciences, Inc.	22,100	2,030,106

United Therapeutics Corp.(NON)	2,700	300,861

		6,757,278
Building products (0.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)	5,491	188,616

		188,616
Capital markets (2.9%)

Bank of New York Mellon Corp. (The)	14,400	530,352

Goldman Sachs Group, Inc. (The)	12,620	1,981,088

KKR & Co. LP	72,600	1,066,494

Morgan Stanley	43,400	1,085,434

State Street Corp.	14,000	819,280

		5,482,648
Chemicals (1.9%)

CF Industries Holdings, Inc.	10,600	332,204

Dow Chemical Co. (The)	25,101	1,276,637

E.I. du Pont de Nemours & Co.	13,700	867,484

LyondellBasell Industries NV Class A	9,600	821,568

Symrise AG (Germany)	3,970	265,398

		3,563,291
Commercial services and supplies (0.5%)

KAR Auction Services, Inc.	8,693	331,551

MiX Telematics, Ltd. ADR (South Africa)	15,267	60,305

Waste Connections, Inc.	4,200	271,278

West Corp.	9,300	212,226

		875,360
Communications equipment (1.4%)

Cisco Systems, Inc.	92,941	2,646,030

		2,646,030
Consumer finance (1.3%)

Capital One Financial Corp.	11,600	803,996

Discover Financial Services	21,200	1,079,504

Synchrony Financial(NON)	15,800	452,828

		2,336,328
Containers and packaging (0.1%)

Ball Corp.	2,700	192,483

		192,483
Diversified financial services (1.2%)

Berkshire Hathaway, Inc. Class B(NON)	3,330	472,460

Capitol Acquisition Corp. III (Units)(NON)	18,239	179,654

Easterly Acquisition Corp. (Units)(NON)	77,420	768,006

Pace Holdings Corp. (Units)(NON)	37,781	377,432

Silver Run Acquisition Corp. (Units)(NON)	45,500	470,925

		2,268,477
Diversified telecommunication services (2.0%)

AT&T, Inc.	32,872	1,287,596

Iridium Communications, Inc.(NON)(S)	27,837	219,077

Level 3 Communications, Inc.(NON)	6,200	327,670

Verizon Communications, Inc.	36,450	1,971,216

		3,805,559
Electric utilities (1.8%)

Edison International	9,700	697,333

Entergy Corp.	11,400	903,792

Exelon Corp.	31,600	1,133,176

FirstEnergy Corp.	17,600	633,072

		3,367,373
Electronic equipment, instruments, and components (0.4%)

Corning, Inc.	34,100	712,349

		712,349
Energy equipment and services (1.4%)

Cameron International Corp.(NON)	10,700	717,435

Halliburton Co.	13,700	489,364

Nabors Industries, Ltd.	25,800	237,360

Schlumberger, Ltd.	16,784	1,237,820

		2,681,979
Food and staples retail (2.9%)

Costco Wholesale Corp.	4,200	661,836

CVS Health Corp.	24,280	2,518,564

Kroger Co. (The)	31,000	1,185,750

Wal-Mart Stores, Inc.	16,300	1,116,387

		5,482,537
Food products (0.5%)

JM Smucker Co. (The)	4,200	545,328

Tyson Foods, Inc. Class A	5,900	393,294

		938,622
Gas utilities (0.2%)

UGI Corp.	9,900	398,871

		398,871
Health-care equipment and supplies (0.5%)

C.R. Bard, Inc.	4,200	851,214

		851,214
Health-care providers and services (3.8%)

Aetna, Inc.	7,900	887,565

AmerisourceBergen Corp.	7,000	605,850

Anthem, Inc.	5,300	736,647

Cardinal Health, Inc.	8,900	729,355

Cigna Corp.	4,200	576,408

Express Scripts Holding Co.(NON)	5,700	391,533

HCA Holdings, Inc.(NON)	12,800	999,040

McKesson Corp.	4,900	770,525

UnitedHealth Group, Inc.	10,300	1,327,670

		7,024,593
Hotels, restaurants, and leisure (1.5%)

Del Taco Restaurants, Inc.(NON)	25,500	263,415

Hilton Worldwide Holdings, Inc.	8,200	184,664

McDonald's Corp.	10,030	1,260,570

Penn National Gaming, Inc.(NON)	32,600	544,094

Wyndham Worldwide Corp.	6,900	527,367

		2,780,110
Household durables (0.4%)

New Home Co., Inc. (The)(NON)	20,092	246,328

Tempur Sealy International, Inc.(NON)	4,600	279,634

WCI Communities, Inc.(NON)	10,700	198,806

		724,768
Household products (0.8%)

Procter & Gamble Co. (The)	18,850	1,551,544

		1,551,544
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	38,400	499,584

		499,584
Industrial conglomerates (1.2%)

Danaher Corp.	8,900	844,254

General Electric Co.	43,220	1,373,964

		2,218,218
Insurance (2.8%)

American International Group, Inc.	34,733	1,877,319

Assured Guaranty, Ltd.	12,900	326,370

Hartford Financial Services Group, Inc. (The)	15,600	718,848

Lincoln National Corp.	11,600	454,720

MetLife, Inc.	14,648	643,633

Prudential PLC (United Kingdom)	11,946	221,566

Travelers Cos., Inc. (The)	8,300	968,693

		5,211,149
Internet and catalog retail (0.9%)

Amazon.com, Inc.(NON)	2,465	1,463,323

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)	5,179	140,177

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

		1,603,507
Internet software and services (4.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	3,942	311,536

Alphabet, Inc. Class A(NON)	2,000	1,525,800

Alphabet, Inc. Class C(NON)	5,318	3,961,644

eBay, Inc.(NON)	28,100	670,466

Facebook, Inc. Class A(NON)	13,200	1,506,120

Yahoo!, Inc.(NON)	9,400	346,014

		8,321,580
IT Services (3.2%)

Computer Sciences Corp.	17,600	605,264

IBM Corp.	10,480	1,587,196

MasterCard, Inc. Class A	9,300	878,850

PayPal Holdings, Inc.(NON)	12,500	482,500

Visa, Inc. Class A	24,200	1,850,816

Xerox Corp.	49,900	556,884

		5,961,510
Leisure products (0.2%)

Brunswick Corp.	5,800	278,284

MCBC Holdings, Inc.(NON)	4,013	56,503

		334,787
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	16,400	653,540

		653,540
Machinery (0.9%)

Caterpillar, Inc.	6,400	489,856

Deere & Co.(S)	11,000	846,890

Trinity Industries, Inc.	21,767	398,554

		1,735,300
Media (3.1%)

Comcast Corp. Class A	29,870	1,824,460

DISH Network Corp. Class A(NON)	9,500	439,470

Liberty Global PLC Ser. C (United Kingdom)(NON)	6,100	229,116

Omnicom Group, Inc.	8,000	665,840

Time Warner Cable, Inc.	3,000	613,860

Time Warner, Inc.	13,600	986,680

Walt Disney Co. (The)	9,700	963,307

		5,722,733
Metals and mining (0.4%)

Freeport-McMoRan, Inc. (Indonesia)	11,700	120,978

Nucor Corp.	12,800	605,440

		726,418
Multiline retail (1.6%)

Dollar General Corp.	5,400	462,240

Kohl's Corp.	8,700	405,507

Macy's, Inc.	9,900	436,491

Nordstrom, Inc.(S)	10,400	594,984

Target Corp.	13,300	1,094,324

		2,993,546
Oil, gas, and consumable fuels (4.9%)

Anadarko Petroleum Corp.	11,600	540,212

Boardwalk Pipeline Partners LP	14,700	216,678

Cabot Oil & Gas Corp.	13,400	304,314

ConocoPhillips	13,500	543,645

Enterprise Products Partners LP	15,400	379,148

EOG Resources, Inc.	5,600	406,448

Exxon Mobil Corp.	38,105	3,185,197

Green Plains Partners LP	31,214	419,828

Memorial Resource Development Corp.(NON)	91,090	927,296

Royal Dutch Shell PLC ADR Class A (United Kingdom)	17,170	831,887

Suncor Energy, Inc. (Canada)	15,800	439,398

Valero Energy Corp.	14,500	930,030

		9,124,081
Personal products (1.4%)

Avon Products, Inc.	62,301	299,668

Coty, Inc. Class A	48,758	1,356,935

Edgewell Personal Care Co.	11,281	908,459

		2,565,062
Pharmaceuticals (5.6%)

Allergan PLC(NON)	2,826	757,453

Bristol-Myers Squibb Co.	9,700	619,636

Eli Lilly & Co.	10,800	777,708

Jazz Pharmaceuticals PLC(NON)	1,946	254,050

Johnson & Johnson	26,430	2,859,726

Merck & Co., Inc.	21,900	1,158,729

Perrigo Co. PLC	10,000	1,279,300

Pfizer, Inc.	83,886	2,486,381

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	9,397	502,833

		10,695,816
Real estate investment trusts (REITs) (1.4%)

Armada Hoffler Properties, Inc.(R)	55,654	626,108

Easterly Government Properties, Inc.(R)	56,316	1,042,972

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	14,540	279,459

Kimco Realty Corp.(R)	12,400	356,872

Rayonier, Inc.(R)	12,200	301,096

		2,606,507
Road and rail (0.8%)

Union Pacific Corp.	17,800	1,415,990

		1,415,990
Semiconductors and semiconductor equipment (3.1%)

Broadcom, Ltd.	3,300	509,850

Intel Corp.	60,520	1,957,822

Lam Research Corp.	5,100	421,260

Marvell Technology Group, Ltd.	24,900	256,719

Micron Technology, Inc.(NON)	59,800	626,106

NVIDIA Corp.(S)	21,400	762,482

QUALCOMM, Inc.	16,200	828,468

Texas Instruments, Inc.	6,500	373,230

		5,735,937
Software (4.5%)

Electronic Arts, Inc.(NON)	13,800	912,318

Microsoft Corp.	102,750	5,674,883

Oracle Corp.	37,358	1,528,316

TubeMogul, Inc.(NON)(S)	22,219	287,514

		8,403,031
Specialty retail (3.5%)

American Eagle Outfitters, Inc.	18,400	306,728

Best Buy Co., Inc.	19,200	622,848

Gap, Inc. (The)	16,800	493,920

Home Depot, Inc. (The)	17,300	2,308,339

Lowe's Cos., Inc.	20,100	1,522,575

Michaels Cos., Inc. (The)(NON)	19,795	553,666

TJX Cos., Inc. (The)	8,900	697,315

		6,505,391
Technology hardware, storage, and peripherals (5.0%)

Apple, Inc.	59,983	6,537,544

EMC Corp.	47,800	1,273,870

Hewlett Packard Enterprise Co.	35,416	627,926

HP, Inc.	35,416	436,325

Western Digital Corp.(S)	10,100	477,124

		9,352,789
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.	8,900	252,226

NIKE, Inc. Class B	21,300	1,309,311

		1,561,537
Tobacco (0.4%)

Philip Morris International, Inc.	7,933	778,307

		778,307

Total common stocks (cost $146,752,767)		$182,138,784

CONVERTIBLE PREFERRED STOCKS (0.9%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	430	$395,230

American Tower Corp. $5.50 cv. pfd.(R)	4,021	412,655

Iridium Communications, Inc. 7.00% cv. pfd.	3,770	369,460

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)	612	537,336

Total convertible preferred stocks (cost $1,821,100)		$1,714,681

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	2,442,693	$2,442,693

Putnam Short Term Investment Fund 0.44%(AFF)	2,554,899	2,554,899

Total short-term investments (cost $4,997,592)		$4,997,592

TOTAL INVESTMENTS

Total investments (cost $153,571,459)(b)		$188,851,057

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $186,660,763.
(b)	The aggregate identified cost on a tax basis is $155,184,192, resulting in gross unrealized appreciation and depreciation of $43,951,881 and $10,285,016, respectively, or net unrealized appreciation of $33,666,865.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $140,184, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$3,851,702	$6,908,511	$8,205,314	$3,627	$2,554,899
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,442,693, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,405,021.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $9 to cover the settlement of certain securities.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$24,338,984	$—	$140,184
Consumer staples	16,317,060	—	—
Energy	11,806,060	—	—
Financials	31,836,403	221,566	—
Health care	25,982,441	—	—
Industrials	17,809,281	—	—
Information technology	41,133,226	—	—
Materials	4,216,794	265,398	—
Telecommunication services	3,805,559	—	—
Utilities	4,265,828	—	—
Total common stocks	181,511,636	486,964	140,184
Convertible preferred stocks	—	1,714,681	—
Short-term investments	2,554,899	2,442,693	—

Totals by level	$184,066,535	$4,644,338	$140,184

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016